GROWTH PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 100.4%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Aerospace and Defense -- 11.6%
----------------------------------------------------------------
BE Aerospace, Inc.(1)                      60,000   $    971,250
One of the world's largest manufacturers
of commercial and general aviation
aircraft cabin interior products.
Boeing Company (The)                       66,000      3,539,250
One of the world's major
aerospace firms.
Fairchild Corp. Class A(1)                 20,000        137,500
The company manufactures and markets
high performance fastening systems and
tooling and related services used in the
manufacture and maintenance of
commercial and military aircraft.
Hexcel Corp.(1)                            90,000      1,243,125
Producer of advanced structural
materials used in the commercial
aerospace, space and defense,
electronics, and industrial markets.
Precision Castparts Corp.                 202,000     15,352,000
Manufactures complex structural
investment castings and airfoil castings
used in jet aircraft engines.
----------------------------------------------------------------
                                                    $ 21,243,125
----------------------------------------------------------------
Apparel -- 1.2%
----------------------------------------------------------------
Reebok International Ltd.(1)              117,000   $  2,244,937
Designs and markets sports and fitness
products, including footwear
and apparel.
----------------------------------------------------------------
                                                    $  2,244,937
----------------------------------------------------------------
Banks and Money Services -- 4.4%
----------------------------------------------------------------
Metris Companies, Inc.                    222,834   $  8,008,097
An information based direct marketer of
consumer credit products and fee-based
services primarily to moderate
income consumers.
----------------------------------------------------------------
                                                    $  8,008,097
----------------------------------------------------------------
Batteries -- 1.6%
----------------------------------------------------------------
Energizer Holdings, Inc.(1)               150,000   $  2,962,500
Manufactures dry cell batteries
and flashlights.
----------------------------------------------------------------
                                                    $  2,962,500
----------------------------------------------------------------
Business Services - Miscellaneous -- 0.8%
----------------------------------------------------------------
Complete Business Solutions, Inc.(1)       42,000   $    567,000
Provides information technology services
to large and mid-size organizations.
Forrester Research, Inc.(1)                 2,300        140,587
Market research firm focused on the
Internet and technology.
Heidrick and Struggles International,
Inc.(1)                                    12,500        726,562
Executive search firm with operations
around the world.
----------------------------------------------------------------
                                                    $  1,434,149
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Computer Hardware -- 0.2%
----------------------------------------------------------------
Pinnacle Systems, Inc.(1)                  25,000   $    315,625
Designs, manufactures, markets, and
supports computer-based video
post-production products to serve the
broadcast, desktop and
consumer markets.
----------------------------------------------------------------
                                                    $    315,625
----------------------------------------------------------------
Computer Services -- 12.4%
----------------------------------------------------------------
Concord EFS, Inc.(1)                      212,500   $  6,826,562
A fully integrated leading provider of
electronic transaction authorization,
processing, settlement and funds
transfer services on a
nationwide basis.
Ingram Micro, Inc.(1)                     100,000      1,500,000
One of the leading distributors of
information technology products and
services worldwide.
SunGard Data Systems, Inc.(1)              70,000      2,520,000
Data storage and emergency back
up products.
Tech Data Corp.(1)                        230,000     11,873,750
One of the leading providers of IT
products, logistics management and other
value-added services.
----------------------------------------------------------------
                                                    $ 22,720,312
----------------------------------------------------------------
Computer Software -- 1.1%
----------------------------------------------------------------
Interact Commerce Corp.(1)                191,500   $  1,986,813
A provider of applications and services
that streamline selling processes for
individuals and enable collaborative
selling networks for companies,
customers and partners.
Software.com, Inc.(1)                         500         72,781
Develops and markets infrastructure
applications for the Internet based on
open Internet standards and protocols.
----------------------------------------------------------------
                                                    $  2,059,594
----------------------------------------------------------------
Computers and Business Equipment -- 3.2%
----------------------------------------------------------------
CDW Computer Centers, Inc.(1)              12,000   $    882,000
A direct marketer of
microcomputer products.
Insight Enterprises, Inc.(1)               84,000      4,221,000
Through a subsidiary, Insight Direct
Wordwide, Inc., is a global marketer of
brand name computers, hardware
and software.
PC Connection, Inc.(1)                     12,000        777,000
Direct marketer of information
technology solutions to small and medium
sized businesses, government and
educational institutions.
----------------------------------------------------------------
                                                    $  5,880,000
----------------------------------------------------------------
Drugs -- 3.6%
----------------------------------------------------------------
Biovail Corp. (1)                             100   $      6,406
Pharmaceutical company specializing in
the development of drugs utilizing
advanced controlled release, rapid
dissolve, enhanced absorption and taste
masking technologies.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Drugs (continued)
----------------------------------------------------------------
Elan Corp., PLC ADR(1)                     40,000   $  2,332,500
Worldwide specialty
pharmaceutical company.
Immune Response Corp.(1)                  100,000        900,000
A biopharmaceutical company that is
developing immune based therapies.
Teva Pharmaceutical Industries Ltd. ADR    55,278      3,351,229
A fully integrated pharmaceutical
company producing drugs in all major
therapeutic categories.
----------------------------------------------------------------
                                                    $  6,590,135
----------------------------------------------------------------
Electronic Manufacturing Services -- 2.3%
----------------------------------------------------------------
APW Ltd.(1)                                40,000   $  1,760,000
A leading global electronic
manufacturing services (EMS) provider
focused on the integrated electronic
enclosure systems market.
C-MAC Industries, Inc.(1)                  20,000      1,433,750
Designs and manufactures integrated
electronic manufacturing solutions.
Pemstar, Inc.(1)                           58,900      1,093,331
A provider of electronic manufacturing
services to original
equipment manufacturers.
----------------------------------------------------------------
                                                    $  4,287,081
----------------------------------------------------------------
Electronics - Instruments -- 0.5%
----------------------------------------------------------------
Agilent Technologies, Inc.(1)              17,000   $  1,025,312
A diversified technology company that
provides enabling solutions to high
growth markets within the
communications, electronics, life
sciences and healthcare industries.
----------------------------------------------------------------
                                                    $  1,025,312
----------------------------------------------------------------
Financial Services -- 5.2%
----------------------------------------------------------------
Citigroup, Inc.                            26,667   $  1,556,667
A diversified holding company that
provides a broad range of
financial services.
Federal National Mortgage Association      62,000      3,332,500
U.S. Government sponsored mortgage
lender and provider of secondary
mortgage market.
Providian Financial Corp.                  40,000      4,597,500
A provider of lending and deposit
products to customers throughout the
United States, and offers credit cards
in the United Kingdom.
----------------------------------------------------------------
                                                    $  9,486,667
----------------------------------------------------------------
Gaming -- 0.2%
----------------------------------------------------------------
Penn National Gaming, Inc.(1)              22,800   $    319,200
A diversified gaming and pari-mutuel
wagering company.
----------------------------------------------------------------
                                                    $    319,200
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Health Services -- 4.6%
----------------------------------------------------------------
Cardinal Health, Inc.                      20,000   $  1,636,250
Provides complementary products and
services to health care providers
and manufacturers.
Caremark Rx, Inc.(1)                      250,000      2,453,125
Pharmaceutical services company that
provides pharmacy benefit
management services.
Express Scripts, Inc. Class A(1)           22,000      1,566,125
Provides a combination of benefit
management services, drug formulary
management programs and other clinical
management programs.
MedQuist, Inc.(1)                         140,000      2,712,500
Provides electronic transcription and
data management services to the
healthcare industry.
----------------------------------------------------------------
                                                    $  8,368,000
----------------------------------------------------------------
Home Building -- 0.4%
----------------------------------------------------------------
NVR, Inc.(1)                               10,000   $    735,000
One of the largest homebuilders in the
United States.
----------------------------------------------------------------
                                                    $    735,000
----------------------------------------------------------------
Information Services -- 0.3%
----------------------------------------------------------------
Cambridge Technology Partners, Inc.(1)     21,250   $    130,821
Software consulting company.
Cognos, Inc.(1)                               100          4,319
Computer tool developer and supporter.
ProsoftTraining.com(1)                     30,000        401,250
Provides certification to individuals
seeking to validate their Internet
skills to employers and clients.
----------------------------------------------------------------
                                                    $    536,390
----------------------------------------------------------------
Insurance -- 1.9%
----------------------------------------------------------------
MGIC Investment Corp.                      25,000   $  1,470,312
The leading provider of private mortgage
insurance coverage to U.S. banks and
other mortgage suppliers.
Progressive Corp.                          27,000      2,046,938
Insurer focusing on high risk and
standard auto coverage.
----------------------------------------------------------------
                                                    $  3,517,250
----------------------------------------------------------------
Investment Services -- 5.5%
----------------------------------------------------------------
Knight Trading Group, Inc.(1)             177,000   $  5,553,375
One of the leading market makers in
Nasdaq securities and over-the-counter
market in exchange-listed
equity securities.
Lehman Brothers Holding, Inc.              21,000      3,045,000
A global investment bank that serves
institutional, corporate, government and
high-net-worth individual clients.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Investment Services (continued)
----------------------------------------------------------------
Stilwell Financial, Inc.(1)                30,000   $  1,451,250
Provides investment management services
through its subsidiaries, Janus Capital
Corporation, Berger LLC and Nelson Money
Managers PLC.
----------------------------------------------------------------
                                                    $ 10,049,625
----------------------------------------------------------------
Medical Products -- 2.2%
----------------------------------------------------------------
Novoste Corp.(1)                           40,000   $  2,160,000
Medical device manufacturer.
Thermo Cardiosystems, Inc.(1)             200,000      1,862,500
Manufactures implantable left
ventricular-assist systems.
----------------------------------------------------------------
                                                    $  4,022,500
----------------------------------------------------------------
Metals - Industrial -- 2.9%
----------------------------------------------------------------
RTI International Metals, Inc.(1)         260,000   $  3,656,250
U.S. producer of titanium mill and
fabricated-metal products for the
global market.
Stillwater Mining Co.(1)                   50,000      1,700,000
Explores, develops and mines platinum
and palladium.
----------------------------------------------------------------
                                                    $  5,356,250
----------------------------------------------------------------
Motor Homes -- 0.5%
----------------------------------------------------------------
Monaco Coach Corp.(1)                      50,000   $    875,000
A manufacturer of premium Class A motor
coaches and towable
recreational vehicles.
----------------------------------------------------------------
                                                    $    875,000
----------------------------------------------------------------
Networking Equipment -- 4.3%
----------------------------------------------------------------
Emulex Corp.(1)                            65,000   $  6,804,688
A designer, developer, and supplier of a
broad line of fibre channel host
adapters, hubs, ASIC's, and software
products that enhance access to, and
storage of, electronic data
and applications.
JNI Corp.(1)                               15,000      1,006,875
A designer and supplier of fibre channel
hardware and software products that
connect servers and data storage devices
to form storage area networks (SANs).
McDATA Corp. Class B(1)                     1,000        107,563
A provider of high performance
enterprise switches and related software
for connecting servers and storage
systems in a storage area network,
or SAN.
----------------------------------------------------------------
                                                    $  7,919,126
----------------------------------------------------------------
Oil and Gas - Equipment and Services -- 6.1%
----------------------------------------------------------------
Baker Hughes, Inc.                         85,000   $  3,107,813
Is engaged in the oilfield and
process industries.
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
----------------------------------------------------------------
Halliburton Co.                            48,000   $  2,544,000
Provides a variety of services,
equipment, maintenance and engineering
and construction to energy, industrial
and governmental customers.
Precision Drilling Corp.(1)               100,000      3,400,000
Provides oilfield and industrial
services in Canada and internationally.
R&B Falcon Corp.(1)                        50,000      1,425,000
Provides marine contract drilling and
ancillary services worldwide.
Santa Fe International Corp.               20,000        786,250
An international offshore and land
contract driller that also provides
drilling related services.
----------------------------------------------------------------
                                                    $ 11,263,063
----------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.4%
----------------------------------------------------------------
Enron Corp.                                30,000   $  2,546,250
Delivers physical commodities and
financial and risk management services.
Constructs and operates energy
facilities and produces electricity and
natural gas.
----------------------------------------------------------------
                                                    $  2,546,250
----------------------------------------------------------------
Optical Components -- 0.0%
----------------------------------------------------------------
Avanex Corp.(1)                               100   $     15,147
Designs, manufactures and markets fiber
optic based products, known as photonic
processors, which increase the
performance of optical networks.
----------------------------------------------------------------
                                                    $     15,147
----------------------------------------------------------------
Printing and Business Products -- 1.9%
----------------------------------------------------------------
Electronics for Imaging(1)                134,000   $  3,484,000
Designs and markets products that
support color and B&W printing on a
variety of peripheral devices.
----------------------------------------------------------------
                                                    $  3,484,000
----------------------------------------------------------------
Publishing -- 0.8%
----------------------------------------------------------------
Playboy Enterprises, Inc. (1)             100,000   $  1,468,750
Operates in six industry segments;
Publishing, Catalog, Entertainment,
Product Marketing, Playboy Online,
and Gaming.
----------------------------------------------------------------
                                                    $  1,468,750
----------------------------------------------------------------
Retail -- 2.8%
----------------------------------------------------------------
Hollywood Entertainment Corp.(1)          532,000   $  3,724,000
Owns and operates over 1,500 Hollywood
Video retail superstores in 44 states.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Retail (continued)
----------------------------------------------------------------
ValueVision International, Inc.(1)         50,000   $  1,465,625
An integrated direct marketing company
which markets its products directly to
consumers through print and
electronic medias.
----------------------------------------------------------------
                                                    $  5,189,625
----------------------------------------------------------------
Retail - Food and Drug -- 0.7%
----------------------------------------------------------------
Duane Reade, Inc.(1)                       55,000   $  1,216,875
Large drugstore chain in New York.
----------------------------------------------------------------
                                                    $  1,216,875
----------------------------------------------------------------
Semiconductor Equipment -- 2.4%
----------------------------------------------------------------
Camtek Ltd.(1)                            250,000   $  2,375,000
Designs, develops, manufactures and
markets Automated Optical Inspection
(AOI) systems and related products.
Mattson Technology, Inc.(1)                40,000        875,000
A supplier of advanced, high
productivity semiconductor processing
equipment used in the fabrication of
integrated circuits.
Varian Semiconductor Equipment
Associates, Inc.(1)                        20,000      1,142,500
A leading supplier of ion implantation
systems to semiconductor manufacturers.
----------------------------------------------------------------
                                                    $  4,392,500
----------------------------------------------------------------
Semiconductors -- 6.9%
----------------------------------------------------------------
02Micro International Ltd.(1)                 450   $     11,475
Manufacturer of analog semiconductors.
Advanced Micro Devices, Inc.(1)           125,000      4,703,125
A worldwide semiconductor manufacturer.
Cirrus Logic, Inc.(1)                      50,000      1,512,500
Designs and manufactures integrated
circuits that employ high performance
analog and digital signal processing
(DSP) technologies.
Galileo Technology Ltd. (1)                60,000      1,766,250
Develops and markets advanced digital
semiconductor devices that perform
critical functions for network systems.
Micron Technology, Inc.(1)                 58,500      4,782,375
Designs, manufactures, develops, and
markets semiconductor memory products,
primarily DRAM, for use in
personal computers.
----------------------------------------------------------------
                                                    $ 12,775,725
----------------------------------------------------------------
Telecommunication Equipment -- 0.8%
----------------------------------------------------------------
Alcatel ADR                                 7,000   $    580,125
A European telecommunications company
operating in five segments: Networking,
Transport and Access, Enterprise and
Consumer, Telecom Components, and
Energy Cables.
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Telecommunication Equipment (continued)
----------------------------------------------------------------
Corning, Inc.                               3,000   $    983,813
One of the world's leading producers of
fiber-optic cable, a product it invented
more than 20 years ago.
----------------------------------------------------------------
                                                    $  1,563,938
----------------------------------------------------------------
Telecommunications Services -- 2.8%
----------------------------------------------------------------
Canadian Satellite Communications, Inc.   100,000   $  2,000,490
Operates four divisions providing
satellite communication services and
television and radio signals.
EchoStar Communications(1)                 40,000      1,950,000
Provides direct satellite (DBS)
programming services and products such
as DBS set-top boxes, antennae and
other equipment.
InterVoice-Brite, Inc.(1)                  30,000        373,125
Develops, sells and services call
automation systems.
McLeodUSA, Inc.(1)                         50,000        790,625
Provides communication services to
business and residential customers in
the U.S. Midwestern and Rocky
Mountain regions.
----------------------------------------------------------------
                                                    $  5,114,240
----------------------------------------------------------------
Tobacco -- 2.9%
----------------------------------------------------------------
Philip Morris Co., Inc.                   177,833   $  5,268,303
A holding company whose principal
subsidiaries are engaged in the
manufacture and sale of various consumer
products, including cigarettes, packaged
and processed foods, and beverages.
----------------------------------------------------------------
                                                    $  5,268,303
----------------------------------------------------------------
Total Common Stocks -- 100.4%
   (identified cost $154,556,692)                   $184,254,291
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%            $   (701,570)
----------------------------------------------------------------
Net Assets -- 100.0%                                $183,552,721
----------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $154,556,692)        $184,254,291
Receivable for investments sold                263,920
Dividends receivable                            29,146
------------------------------------------------------
TOTAL ASSETS                              $184,547,357
------------------------------------------------------

Liabilities
------------------------------------------------------
Demand note payable                       $    500,000
Payable for investments purchased              362,499
Due to bank                                     99,813
Accrued expenses                                32,324
------------------------------------------------------
TOTAL LIABILITIES                         $    994,636
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $183,552,721
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $153,855,122
Net unrealized appreciation (computed on
   the basis of identified cost)            29,697,599
------------------------------------------------------
TOTAL                                     $183,552,721
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $8,125)  $  1,277,937
Interest                                       357,957
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,635,894
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,144,005
Trustees' fees and expenses                     14,989
Custodian fee                                  121,789
Legal and accounting services                   37,795
Interest expense                                25,006
Miscellaneous                                      838
------------------------------------------------------
TOTAL EXPENSES                            $  1,344,422
------------------------------------------------------

NET INVESTMENT INCOME                     $    291,472
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $ 36,520,055
------------------------------------------------------
NET REALIZED GAIN                         $ 36,520,055
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(23,044,488)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(23,044,488)
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 13,475,567
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 13,767,039
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999
--------------------------------------------------------------------------
From operations --
   Net investment income                  $       291,472  $       815,130
   Net realized gain                           36,520,055        6,475,018
   Net change in unrealized
      appreciation (depreciation)             (23,044,488)      31,511,271
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    13,767,039  $    38,801,419
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     8,505,726  $    15,501,714
   Withdrawals                                (32,544,071)     (40,737,098)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   (24,038,345) $   (25,235,384)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $   (10,271,306) $    13,566,035
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   193,824,027  $   180,257,992
--------------------------------------------------------------------------
AT END OF YEAR                            $   183,552,721  $   193,824,027
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 0.72%        0.71%        0.71%        0.72%        0.72%
   Interest expense                   0.01%          --           --           --           --
   Net investment income              0.16%        0.40%        0.73%        0.48%        0.73%
Portfolio Turnover                     274%          34%          55%          28%          62%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $183,553     $193,824     $180,258     $179,785     $146,732
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2000, $328 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2000, the fee amounted to $1,144,005. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $478,809,059 and $498,773,773, respectively, for the year ended August 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $155,497,706
    ------------------------------------------------------
    Gross unrealized appreciation             $ 37,396,436
    Gross unrealized depreciation               (8,639,851)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 28,756,585
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unparticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2000, the Portfolio had a balance outstanding pursuant to this line of credit of $500,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

GROWTH PORTFOLIO AS OF AUGUST 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 4, 2000

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant